Supplier Finance Arrangements - Additional Information (Details) - MXN ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities that are part of supplier finance arrangements [abstract]
Business combinations affect the liabilities under supplier finance arrangement	$ 0	$ 0
Foreign exchange differences affect the liabilities under supplier finance arrangement	0	0
Non-cash transfers from suppliers to debt	$ 3,498,928,000	$ 2,195,833,000